SHARE-BASED PAYMENTS	6 Months Ended
Jun. 30, 2019
SHARE-BASED PAYMENTS
SHARE-BASED PAYMENTS

NOTE 4 - SHARE-BASED PAYMENTS:

a.	The following is information on options granted during the six months ended June 30, 2019:

	Number of options granted
	According to the Award Plan			Exercise	Fair value of
	of the Company			price for 1	options on date of
	Other than to			ordinary	grant in U.S. dollars
Date of grant	directors (1)	To directors (1)	Total	share ($)	in thousands (2)
February 2019	1,580,000	—	1,580,000	0.89	628
May 2019	5,640,000	—	5,640,000	0.92	2,433
June 2019	—	1,875,000	1,875,000	0.92	641
	7,220,000	1,875,000	9,095,000		3,702

1)

The options will vest as follows: for directors and employees of the Company and the Company's subsidiary who had provided services exceeding one year as of the grant date, options will vest in 16 equal quarterly installments over a four-year period. For directors and employees of the Company and the Company's subsidiary who had not provided services exceeding one year as of the grant date, the options will vest as follows: 1/4 of the options will vest one year following the grant date and the rest over 12 equal quarterly installments. During the contractual term, the options will be exercisable, either in full or in part, from the vesting date until the end of 10 years from the date of grant.

2)	The options include both options exercisable into the Company's ordinary shares and options exercisable into the Company's ADSs.

The fair value of the options was computed using the binomial model and the underlying data used was mainly the following: price of the Company's ordinary share: $0.68-$0.81, expected volatility: 57.53%-58.27%, risk-free interest rate: 2.02-2.67% and the expected term was derived based on the contractual term of the options, the expected exercise behavior and expected post-vesting forfeiture rates.

b.   On December 27, 2018, the BoD approved a 3-years extension of the exercise period of fully-vested options exercisable into the Company's ordinary shares granted to the Chief Executive Officer (followed by approval in general meeting of the Company’s shareholders held on June 24, 2019) and to a consultant that were originally scheduled to expire in February 2019. Accordingly, 1,000,000 options were extended with the new terms: the exercise price will increase by 50% to $1.08 per ordinary share, respectively, and will not be exercisable within one year of the extension. The total incremental fair value of the options as of the date of the extension was approximately $0.2 million and was recorded to the Statements of Comprehensive Loss immediately